Equity - Schedule of Activity Related to Restricted Common Stock (Details) - Restricted Common Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Common Stock, Outstanding Beginning	42,442	97,177
Restricted Common Stock, Granted	430,000	250,000	204,152
Restricted Common Stock, Forfeited	(11,470)	(28,449)	(1,285)
Restricted Common Stock, Vested	(443,918)	(276,286)	(105,690)
Restricted Common Stock, Outstanding Ending	17,054	42,442	97,177
Weighted Average Grant Date Fair Value, Outstanding Beginning	$ 6.34	$ 6.82
Weighted Average Grant Date Fair Value, Granted	1.00	1.00	7.78
Weighted Average Grant Date Fair Value, Forfeited	9.33	9.33	9.33
Weighted Average Grant Date Fair Value, Vested	1.23	9.12	6.32
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 5.94	$ 6.34	$ 6.82